AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.6%
Long-Term Municipal Bonds – 90.7%
Virginia – 65.8%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$995	$922,771
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	4,000	3,676,518
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	585,740
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,039,215
City of Richmond VA Public Utility Revenue Series 2016 5.00%, 01/15/2030	4,000	4,156,262
5.00%, 01/15/2034	5,000	5,175,735
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	2,968,240
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	971,059
Fairfax County Economic Development Authority Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	415	422,886
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	2,000	2,009,314
Series 2018-A 4.00%, 05/15/2048	1,500	1,422,404
Series 2022 4.00%, 05/15/2042	2,000	1,945,414
Fairfax County Water Authority Series 2021 4.00%, 04/01/2040	2,570	2,521,165
4.00%, 04/01/2043	1,875	1,816,759
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)	3,000	3,081,079
5.00%, 06/15/2031 (Pre-refunded/ETM)	2,000	2,054,053
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	3,000	2,929,617
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	3,833,730

	Principal Amount (000)	U.S. $ Value

Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035 (Pre-refunded/ETM)	$4,000	$4,333,762
Series 2021-A 5.00%, 07/01/2026 (Pre-refunded/ETM)	5,000	5,249,535
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	767,548
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,001,610
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,185,582
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,426,564
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,757,995
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	2,979,014
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	970	853,137
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	1,796,268
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,006,394
4.00%, 07/01/2038	1,550	1,527,666
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,158,042
5.00%, 09/01/2038	1,535	1,544,071
5.00%, 09/01/2043	1,000	986,886
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	954,771

	Principal Amount (000)	U.S. $ Value

Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	$1,085	$1,014,604
5.00%, 12/01/2039	1,000	977,097
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	950,644
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,400	2,203,114
University of Virginia Series 2020 2.256%, 09/01/2050	1,000	613,407
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,000	917,808
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,615,164
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036	3,125	2,924,622
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,018,109
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,017,261
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035	2,000	2,052,906
5.00%, 07/01/2036	4,160	4,254,131
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,023
Series 2016-C 4.00%, 11/01/2034	2,000	2,039,722
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025 (Pre-refunded/ETM)	4,000	4,004,498
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	4,580	4,827,507
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,151,839
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	920,157

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2039	$5,000	$4,554,067
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,176,752
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	3,350	3,324,277
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,226,539
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	4,000	3,994,948
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034	2,000	2,052,147
5.00%, 01/01/2035	1,500	1,537,185

		136,449,334

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	453,882

Arizona – 0.4%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	202,060
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	721,829

		923,889

District of Columbia – 14.1%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2035	2,000	1,994,650
Series 2021-A 4.00%, 10/01/2037	2,220	2,181,609
5.00%, 10/01/2036	2,250	2,397,424
5.00%, 10/01/2046	5,000	5,139,200

	Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2010-B 6.50%, 10/01/2044	$4,300	$4,780,019
Series 2019 5.00%, 10/01/2034	1,500	1,608,071
AGM Series 2022 4.00%, 10/01/2052	3,000	2,749,496
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031	1,145	1,211,353
5.00%, 07/01/2032	3,950	4,170,646
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2021-A 4.00%, 07/15/2039	3,000	2,999,201

		29,231,669

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	103,057
5.00%, 01/01/2048	100	100,249
5.00%, 01/01/2056	155	156,573

		359,879

Guam – 2.9%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	565	419,000
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,053,713
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,662,380
Territory of Guam Series 2019 5.00%, 11/15/2031	210	213,663
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,175,751
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,532,448

		6,056,955

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,207,082

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	86,774

	Principal Amount (000)	U.S. $ Value

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	$500	$61,248

New York – 0.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,750	1,838,335

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	460,012

Puerto Rico – 3.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	43	41,681
Zero Coupon, 07/01/2033	369	224,157
4.00%, 07/01/2033	103	96,125
4.00%, 07/01/2035	3	2,389
4.00%, 07/01/2037	2	2,007
4.00%, 07/01/2041	3	2,621
4.00%, 07/01/2046	103	85,522
5.375%, 07/01/2025	203	206,989
5.625%, 07/01/2027	303	315,900
5.75%, 07/01/2031	103	111,256
Series 2022-C Zero Coupon, 11/01/2043	19	9,843
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	190	187,061
5.25%, 07/01/2036	225	226,747
5.25%, 07/01/2041	210	208,639
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	855	875,783
5.00%, 07/01/2035(a)	250	250,699
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	233,643
NATL Series 2007-V 5.25%, 07/01/2032	300	294,296
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	360	354,150
Series 2022-B Zero Coupon, 07/01/2032	100	64,250
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b) (c)	555	388,500

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	$275	$247,372
4.00%, 07/01/2040	295	261,456
5.00%, 07/01/2034	110	117,505
5.00%, 07/01/2035	115	121,842
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	174,191
Zero Coupon, 07/01/2046	1,000	277,278
Series 2019-A 4.329%, 07/01/2040	180	170,458
5.00%, 07/01/2058	955	924,350

		6,476,710

South Carolina – 0.1%
South Carolina Public Service Authority Series 2022 4.00%, 12/01/2049	205	183,008

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	271,451

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	507,160
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036(b) (c) (d) (e)	969	0
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,001,756

		1,508,916

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	652,138
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	73,738

		725,876

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	$1,000	$1,002,135

Total Long-Term Municipal Bonds (cost $200,154,776)		188,297,155

Short-Term Municipal Notes – 4.9%
Virginia – 4.9%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2012 3.95%, 06/01/2034(f)	4,150	4,150,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.05%, 07/01/2052(f)	4,650	4,650,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 4.05%, 07/01/2042(f)	1,310	1,310,000

Total Short-Term Municipal Notes (cost $10,110,000)		10,110,000

Total Municipal Obligations (cost $210,264,776)		198,407,155

	Shares

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(g) (h) (i) (cost $5,776,636)	5,776,636	5,776,636

Total Investments – 98.4% (cost $216,041,412)(j)		204,183,791
Other assets less liabilities – 1.6%		3,281,091

Net Assets – 100.0%		$207,464,882

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$134,741	$—	$134,741
USD	725	01/15/2025	2.585%	CPI#	Maturity	66,786	—	66,786
USD	725	01/15/2025	2.613%	CPI#	Maturity	65,983	—	65,983
USD	470	01/15/2025	4.028%	CPI#	Maturity	15,404	—	15,404
USD	1,700	01/15/2026	CPI#	3.720%	Maturity	(53,127)	—	(53,127)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(76,018)	(2,077)	(73,941)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(95,880)	—	(95,880)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(75,100)	—	(75,100)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	886,664	—	886,664
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	793,454	—	793,454
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(94,691)	—	(94,691)
USD	2,650	01/15/2029	CPI#	3.735%	Maturity	16,594	—	16,594
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(47,166)	—	(47,166)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	231,519	—	231,519
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	229,662	—	229,662
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	88,842	—	88,842
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	93,010	—	93,010
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	49,334	—	49,334
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(34,696)	—	(34,696)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(48,602)	—	(48,602)

						$2,146,713	$(2,077)	$2,148,790

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,900	04/30/2030	1 Day SOFR	3.075%	Annual	$(375,066)	$—	$(375,066)
USD	4,300	04/30/2030	1 Day SOFR	3.411%	Annual	(141,973)	—	(141,973)
USD	3,460	04/30/2030	1 Day SOFR	3.500%	Annual	(94,014)	—	(94,014)
USD	2,100	04/30/2030	1 Day SOFR	3.369%	Annual	(75,821)	—	(75,821)
USD	6,400	07/31/2030	1 Day SOFR	4.016%	Annual	44,476	—	44,476
USD	3,300	07/31/2030	1 Day SOFR	3.806%	Annual	(21,233)	—	(21,233)

						$(663,631)	$—	$(663,631)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$328,235	$—	$328,235

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $7,588,027 or 3.7% of net assets.

(b)	Defaulted.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,226,292 and gross unrealized depreciation of investments was $(14,270,519), resulting in net unrealized depreciation of $(10,044,227).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$188,297,155	$0	(a)	$188,297,155
Short-Term Municipal Notes	—	10,110,000	—		10,110,000
Short-Term Investments	5,776,636	—	—		5,776,636

Total Investments in Securities	5,776,636	198,407,155	0	(a)	204,183,791
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,671,993	—		2,671,993
Centrally Cleared Interest Rate Swaps	—	44,476	—		44,476
Interest Rate Swaps	—	328,235	—		328,235
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(525,280)	—		(525,280)
Centrally Cleared Interest Rate Swaps	—	(708,107)	—		(708,107)

Total	$5,776,636	$200,218,472	$0	(a)	$205,995,108

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,178	$7,538	$6,939	$5,777	$68